Financial Instruments - Schedule of Groups of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss:
Total Financial assets at fair value through profit or loss			$ 8
Financial assets at fair value through other comprehensive income:
Total Financial assets at fair value through other comprehensive income:		59	141
Financial assets at amortized cost:
Cash and cash equivalent		78,435	55,641
Total Financial assets at amortized cost		78,435	55,641
Total financial assets		78,494	55,790
Financial liabilities at fair value through profit or loss:
Total financial liabilities at fair value through profit or loss		23,576	21,855
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost		68,682	70,777
Total financial and lease liabilities		74,717	77,052
Foreign Exchange Forward Contracts [Member]
Financial assets at fair value through profit or loss:
Total Financial assets at fair value through profit or loss			8
Financial liabilities at fair value through profit or loss:
Total financial liabilities at fair value through profit or loss		10
Cash Flow Hedges [Member]
Financial assets at fair value through other comprehensive income:
Total Financial assets at fair value through other comprehensive income:		59	141
Contingent Consideration in Business Combination [Member]
Financial liabilities at fair value through profit or loss:
Total financial liabilities at fair value through profit or loss	[1]	23,566	21,855
Assumed Liabilities Through Business Combination [Member]
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost	[1]	40,079	46,375
Financial Liabilities Measured at Amortized Cost: Leases [Member]
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost		11,062	8,822
Total Financial Liabilities Measured At Amortized Cost [Member]
Financial liabilities measured at amortized cost:
Total financial liabilities measured at amortized cost		$ 54,141	$ 55,197

[1]	Refer to note 13(a) for additional information.